CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS
Cash and Cash Equivalents

	As of December 31,
	2019	2020
Cash	$34,836	$40,512
Cash equivalents	107,628	246,673
Total	$142,464	$287,185